Calvert
Tax-Free Reserves
Semi-Annual Report

 Limited-Term
 Long-Term
 Money Market

June 30, 1998

CONTENTS

President's Letter
1

Portfolio
Manager Remarks
2

Portfolio of Investments
8

Statements of
Assets and Liabilities
25

Statements
of Operations
26

Statements of
Changes in Net Assets
27

Notes to
Financial Statements
30

Financial Highlights
33

Dear Investor:

The previous quarter serves as a reminder that U.S. stock and bond markets can be severely impacted by global forces and points out some of the challenges portfolio managers will face in the months ahead.

The Asian financial crisis remains the number one issue. Devaluation of foreign currencies makes U.S. goods more xpensive for buyers overseas and cheapens the cost of imports to the U.S. This radical shift in pricing power and advantage caused investors to reduce their expectations for future U.S. corporate profits growth and helped keep stock prices from rising further.

Asia's struggles also touched off a general flight-to-quality, with investors bailing out of stocks and riskier bonds, especially emerging market issues, and running for the safety of U.S. Treasury securities. The yield on the benchmark 30-year Treasury bond fell to an all-time low.

Russia's economic woes also came to the fore. Propping up the ruble is likely to be a financial drain on world lenders and could spell more trouble for emerging market countries.

There are bright spots. In Europe, corporations continued to post good returns and most markets advanced during the last quarter. Looking ahead, progress toward a single currency, the euro, for 11 participating countries should encourage further gains, as it will reduce corporations' currency risk and make it easier to sell goods and services to customers in other euro-based countries.

Our equity and fixed-income managers continue to cast a wide net in monitoring these and other key economic and financial hot spots around the world without lessening their focus on the changing U.S. economy.

We appreciate your choosing to invest with Calvert Group.
Sincerely,

/s/
Barbara J. Krumsiek
President and CEO

July 27, 1998

[picture]
Tom Dailey is a member of the CAMCO portfolio management team.


Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset allocation
tax-exempt
money market

NASDAQ symbol
CTMXX

CUSIP number
131620-10-6

CALVERT TAX-FREE RESERVES
Money Market Portfolio

Please describe interest rate trends and economic conditions during the past six months.

The domestic economy continued to expand during the first half of 1998, buoyed by low interest rates, low unemployment, and subdued inflation.

The decline in long-term interest rates was primarily the result of the anti-inflationary effects of Asia's financial woes and the Treasury's paydown of outstanding debt. Devaluation of foreign currencies makes U.S. goods more expensive, so U.S. exports to those regions have declined. Imports to the U.S., on the other hand, rose, which tends to increase price competition here.

The Federal Reserve opted to maintain its neutral monetary policy on the assumption that fallout from the Asian financial crisis would act as a sufficient drag on the U.S. economy. The Fed has not taken steps to raise or lower rates since hiking the federal funds rate one-quarter of a percent on March 25, 1997.

What steps did you take to enhance the Portfolio's yield?

We looked to exploit seasonal supply and demand conditions, including tax-season outflows and new issuance. During the second quarter of the year, large numbers of investors redeem shares of their tax-free money market mutual funds in order to meet tax payments. Fund managers are forced to sell securities to meet redemptions, which creates an abundant supply. Yields move up to lure investors back into the market.

Also in the first half of this year, variable-rate demand note issuance increased. This only magnifies the increase in rates. We positioned the Portfolio to benefit from these events by shortening maturity from 50 days at the beginning of the year to 28 days at the end of the first quarter.

Our opportunity to bring maturity back in line with our target range came at the end of the second quarter, when unicipalities flood the market with new issues of one-year notes. This year, the supply of these notes was reduced by two factors. First, municipalities have seen tax revenues rise and therefore don't need to issue the same volume of debt securities. Second, a significant portion of this note issuance was converted into variable-rate demand notes.

We acted quickly to buy one-year securities before their yields trended below attractive levels. At the close of the period, maturity stood at 52 days, just above its level at the beginning of the year.

How has the Portfolio performed relative to its peers?

Calvert Tax-Free Reserves Money Market Portfolio's six-month return of 1.66% is outperformed the 1.48% return for the Lipper Tax-Exempt Money Market Average.

What's your outlook for the coming months?

We anticipate financial turmoil in Asia will continue to hold the pace of US economic growth to non-inflationary levels and keep the Federal Reserve from acting to raise rates. Also, we expect the equity markets to remain volatile. Thus, we're looking for opportunities to maintain a longer average maturity.

July 21, 1998

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 1998, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

weighted
average maturity

6.30.98           52 days
12.31.97          50 days

credit quality
distribution

as of 6.30.98

Pie Chart

1st Tier  94%
2nd Tier  6%

All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier Securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Ratings Organizations. Second Tier Securities are eligible securities not in the First Tier.

comparative month-end yields

                              IBC's General
             CTFR Purpose Tax-Free
             Money Market     Money Market
             Class O          Averages
6.30.98      3.27%3.02%
5.31.98      3.51%3.17%
4.30.98      3.62%3.19%
3.31.98      3.14%2.79%
2.28.98      3.08%2.75%
1.31.98      3.27%2.96%
12.31.97     3.48%3.18%

class O
average annual
total return

as of 6.30.98
1 year            3.39%
5 year            3.28%
10 year           4.10%
inception         4.81%
(3.04.81)

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Performance information represents the value of an investment in Class O shares. The value of an investment in Class I shares would be different. Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services Inc.

[picture]
Emmett Long is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset allocation
short-term
tax-exempt bonds

NASDAQ symbol
CTFLX

CUSIP number
131620-20-5

COMPARATIVE INVESTMENT PERFORMANCE




           CTFR            Lipper Short     Lehman
           Limited-Term    Municipal Debt   Municipal Bond
           Portfolio       Funds Average    Index TR
6 month    1.79%           1.92%            2.69%
1 year     3.87%           4.56%            8.66%
3 year     4.04%           4.39%            7.85%
5 year     3.89%           4.01%            6.46%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper Analytical Services, Inc.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO

Describe the economic environment for the first six months of the year.

The US economy maintained a steady pace of growth during the first half of year, buoyed by low interest rates, low unemployment and low inflation.

The low interest rate/low inflation rate trend is being driven primarily by the Asian crisis.
The crisis precipitated a "flight" to the safe haven of US Treasuries, and as money poured in long-term yields fell to near records lows.

The crisis also helped to reduce inflationary pressures worldwide and aided the Federal Reserve to keep anticipated rate increases on hold. These two effects, long long-term rates and low inflation, energized the economy during the period.

How did the investing environment affect the Portfolio's strategy?

The Portfolio is structured to remain fairly stable when volatility tends to rock the intermediate and long-term segments of the curve. There were no surprises for the first half of the year and the Portfolio performed in line with our objectives. As always, we emphasized a value approach in an effort to optimize tax-free income for our investors.

How did the Portfolio's performance compare to its peers?

For the six-months ended June 30, 1998, Calvert Tax-Free Reserves Limited-Term Portfolio generated a total return of 1.79% vs. 1.92% for its benchmark, the Lipper Short Municipal Debt Funds Average.

During the period, we kept the average maturity near the one year level, compared to the other funds in our Lipper category, whose average maturities tend to be closer to three years, and the Lehman Municipal Bond Index whose maturity averages 20 years.

The Portfolio's short maturity provides a risk averse investor minimal volatility, extremely efficient tax management and competitive total return.

What is your short-term outlook and how will it change your management strategy for the Portfolio?

Economic weakness in Asia will continue to dampen inflation and economic activity in the US. The one positive to all this is that we do not expect the Fed to raise rates anytime soon. We will maintain our current strategy for the second half of the year.

July 21, 1998

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 1998, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.



Portfolio
statistics

monthly
dividend yield
6.30.98      3.84%
12.31.97     3.71%

30 day SEC yield
6.30.98      3.56%
12.31.97     3.54%

weighted
average maturity
6.30.98      292 days
12.31.97     327 days

effective duration
6.30.98      259 days
12.31.97     295 days

credit quality
distribution

as of 6.30.98

Pie Chart
AAA               19%
AA                14%
A                 16%
BBB               23%
cash equivalents 28%


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

Line Graph here showing comparison from 7/1/88 to 6/30/98

CTFR Limited-Term Portfolio                 $16,005
Lehman Municipal Bond Fund Index TR         $22,192
Lipper Short Municipal Debt Funds Average   $16,508

average annual
total return

as of 6.30.98

1 year            2.82%
5 year            3.68%
10 year           4.82%
inception         6.07%
(3.04.81)

[picture]
Emmett Long is a member of the CAMCO portfolio management team.


Calvert Tax-Free Reserves Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality an maturity characteristics of the Portfolio.

Fund
Information

asset allocation
long-term
tax-exempt bonds

NASDAQ symbol
CTTLX

CUSIP number
131620-30-4


COMPARATIVE INVESTMENT PERFORMANCE




          CTFR             Lipper General   Lehman
          Long-Term        Municipal Debt   Municipal Bond
          Portfolio        Funds Average    Index TR
6 month   1.81%            2.26%            2.69%
1 year    7.76%            8.39%            8.66%
3 year    6.80%            7.32%            7.85%
5 year    6.06%            5.77%            6.46%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper Analytical Services, Inc.

CALVERT TAX-FREE RESERVES
Long-Term Portfolio

How would you characterize the investment environment over the last six months?

The "Asian contagion" caused extreme volatility in the municipal markets. Early in the first quarter, bond prices soared as investors sought stability in dollar-denominated issues. Increased demand combined with the anti-inflationary effect of weaker international currencies pushed the yield on the benchmark 30-year Treasury bond to a near-term low of 5.67% in January. The municipal market participated in the rally.

In mid-February, the tone turned decidedly bearish. Key economic releases were full of conflicting information, and the 30-year Treasury yield backed up to the 6.00% range. By May, municipal ratios to benchmark issues were the widest they have been since 1995. At that point, investors realized the inherent value in the municipal market and the renewed interest sparked a rally that extended through the end of the period.

How did this environment affect the Portfolio's strategy?

Coming out of 1997, we moved to lengthen duration--which like maturity is a measure of the portfolio's interest rate sensitivity--in light of our favorable outlook for the bond market. This strategy served the fund well in early 1998. However, due to the price insensitivity of a significant portion of the fund, we tended to underperform once we settled into a very narrow trading range in later stages of the first quarter and the early part of the second quarter. The Fund was also underexposed to securities issued by electric utilities, the best performing bond market sector for the first half of the year.

How did the Portfolio's return compare to results for its peers?

The Calvert Tax-Free Reserves Long-Term Portfolio generated a six-month return of 1.81%, compared to a 2.26% return for an average of similar funds.

What is your short-term outlook for the bond market?

We believe yields on municipal securities will test new lows in the later stages of this year. Accordingly, we'll keep the Portfolio's weighted average maturity near the long end of our target range. This will allow us to participate more fully in any market rally.

July 21, 1998

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 1998, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

monthly
dividend yield
6.30.98           4.09%
12.31.97          4.66%

30 day SEC yield
6.30.98           3.99%
12.31.97          4.17%

weighted
average maturity
6.30.98           16 years
12.31.97          16 years

effective duration
6.30.98           8.09 years
12.31.97          7.35 years

credit quality
distribution

as of 6.30.98

Pie Chart

AAA                54%
AA                21%
A                 15%
BBB               2%
cash & equivalents 8%

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

Line graph here showing comparison from 7/1/88 to 6/30/98

CTFR Limited-Term Portfolio                 $19,927
Lehman Municipal Bond Fund Index TR         $22,192
Lipper General Municipal Debt Funds Average $20,999

average annual
total return

as of 6.30.98

1 year            3.74%
5 year            5.25%
10 year           7.14%
inception         8.01%
(8.23.83)

Money Market Portfolio
Portfolio of Investments
June 30, 1998

                                            Principal
Municipal Obligations - 111.1%              Amount            Value
Alabama - 3.0%
Alabama MFH Revenue VRDN,
  3.75%, 9/1/20, LOC: Southtrust Bank, AL   $3,090,000        $3,090,000
  3.70%, 12/1/03, LOC: Amsouth Bank         3,365,000         3,365,000
Series A, 3.65%, 4/1/14, LOC: Southtrust
Bank, AL                                    785,000           785,000
Athens IDA Revenue VRDN, 4.55%,
 6/1/05,
 LOC: Tokai Bank, Ltd.                      3,500,000         3,500,000
Birmingham Airport Authority Revenue
Municipal Trust Receipts,
  3.64%, 7/1/26, MBIA Insured               8,000,000         8,000,000
Calhoun County Economic Development
 Council
Revenue VRDN,
  3.85%, 3/1/18, LOC: FNB Boston            4,000,000         4,000,000
Haleyville IDA Revenue VRDN, 3.75%,
 11/1/04,
  LOC: Columbus Bank & Trust                2,170,000         2,170,000
Mobile Spring Hill Medical Clinic
 Revenue VRDN,
  3.65%, 2/1/11, LOC: Amsouth Bank          3,425,000         3,425,000
Montgomery IDA Revenue VRDN,
  3.70%, 1/1/07, LOC: Wachovia
 Bank & Trust                               505,000           505,000
  3.75%, 3/1/23, LOC: Southtrust Bank       3,190,000         3,190,000
Northpoint MFH Revenue VRDN,
  3.75%, 9/3/15, LOC: Amsouth Bank          2,170,000         2,170,000
  3.65%, 7/1/18, LOC: Amsouth Bank          5,690,000         5,690,000
State IDA Revenue VRDN, 3.75%,
11/1/14,
  LOC: Southtrust Bank, AL                  6,675,000         6,675,000
Wynlakes Government Utility Authority
 Revenue VRDN,
  4.00%, 5/1/06, LOC: Amsouth Bank          3,800,000         3,800,000

Arizona - 1.7%
Apache County IDA Revenue VRDN,
 3.65%, 12/15/18,
 LOC: Bank of New York                      4,600,000         4,600,000
Maricopa County IDA Revenue
VRDN, 3.90%, 10/1/08,
  C/LOC: Great American FSB                 5,415,000         5,415,000
Pinal County IDA Revenue VRDN,
4.45%, 12/1/05,
  LOC: Industrial Bank of Japan             10,000,000        10,000,000
Prescott IDA Revenue VRDN, 3.75%,
 12/1/14,
  GA: Household Finance Corp.               8,200,000         8,200,000

Arkansas - 2.6%
Arkadelphia IDA Revenue Bonds, 3.75%,
 4/1/11,
  LOC: Den Danske Bank                      4,000,000         4,000,000
Fayetteville Public Facilities Revenue
 VRDN, 4.00%, 9/1/27,
  LOC: Dresdner Bank, AG                    9,300,000         9,300,000
North Little Rock Baptist Health
Facilities Revenue VRDN,
  3.60%, 12/1/21, MBIA Insured              31,700,000        31,700,000

California - 15.7%
California Valleys Housing Financial
Authority Revenue VRDN,
  Series A, 4.25%, 7/1/25, LOC:
Sumitomo Bank, Ltd.                         6,035,000         6,035,000
Contra Costa County MFH Revenue
VRDN, 4.40%, 10/20/28,
  LOC: Sumitomo Bank, Ltd.                  2,000,000         2,000,000

                                            Principal
Municipal Obligations (Cont'd)              Amount            Value
Fresno MFH Revenue VRDN, 4.50%,
5/1/15, LOC: Tokai Bank, Ltd.               $8,712,000        $8,712,000
Inland Valley Development Agency Tax
Allocation VRDN,
  3.75%, 3/1/27, Confirming LOC:
 National
Westminster Bank                            34,485,000       34,485,000
Kern Community College District
 COPS, 3.20%, 1/1/25,
  LOC: Union Bank of California             12,650,000        12,650,000
Local Government Financial Authority
COPS, Series 1, 4.55%,
  8/1/16, LOC: Fuji Bank, Ltd.              3,200,000         3,200,000
Los Angeles County Tax and Revenue
Anticipation Notes,
  Series A, 4.50%, 6/30/99                  5,000,000         5,039,850
Marion County MFH Authority Revenue
VRDN, 4.10%, 10/15/29,
  LOC: Dai-Ichi Kangyo Bank, Ltd.           2,900,000         2,900,000
Modesto District Financing Authority
Floating Rate Receipts,
  3.58%, 10/1/15, MBIA Insured              14,000,000        14,000,000
Orange County Apartment Development
Revenue VRDN,
  4.70%, 3/1/07, LOC: Tokai Bank, Ltd.      1,950,000         1,950,000
  4.35%, 8/15/07, LOC: Tokai Bank, Ltd.     9,000,000         9,000,000
  4.43%, 11/1/08, LOC: Tokai Bank, Ltd.     9,700,000         9,700,000
Redlands Redevelopment Agency Lease
 Revenue VRDN,
  4.45%, 6/1/22, Confirming LOC:
Sumitomo Bank, Ltd.                         6,145,000         6,145,000
Series A, 4.45%, 8/1/22, Confirming LOC:
Sumitomo Bank, Ltd    .                     15,860,000        15,860,000
Riverside MFH Revenue VRDN, 4.25%,
6/1/09,
     LOC: Tokai Bank, Ltd.                  1,015,000         1,015,000
San Francisco MFH Revenue VRDN,
4.40%, 10/1/00,
  LOC: Mitsubishi Trust & Banking           23,245,000        23,245,000
State Floating Rate Receipts, 3.77538%,
 8/1/15, FGIC Insured                       5,400,000         5,400,000
State School Cash Reserve Program Authority
 Notes, Series A,
  4.75%, 7/2/98                             49,800,000        49,800,848
 4.50%, 7/2/99                              56,175,000        56,593,761

Colorado - 2.2%
Central City MFH Revenue VRDN,
 4.00%, 12/25/30,
  LOC: Texas Commerce Bank                  3,194,000         3,194,000
City and County of Denver MFH Revenue
VRDN, 3.30%,
     12/15/14, Confirming
LOC: Den Danske Bank                        8,500,000         8,500,000
Fort Collins MFH Revenue VRDN,
3.90%, 11/25/30,
  LOC: Texas Commerce Bank                  3,950,000         3,950,000
Lakewood IDA Revenue VRDN,
 4.35%, 8/1/07,
  LOC: West One Bank                        2,070,000         2,070,000
State General Fund Tax and Revenue
 Anticipation Notes,
Series A, 4.00%, 6/25/99                    20,000,000        20,079,600

Connecticut - 0.1%
Connecticut State Health and Education
Facilities Authority
Revenue VRDN, 4.20%, 2/1/09, LOC:
Barclays Bank, Plc.                         1,120,000         1,120,000
Connecticut State Development Authority
 Revenue VRDN,
  4.20%, 6/1/08, LOC: Barclays Bank, Plc.   1,001,000         1,001,000

District of Columbia - 3.7%
D.C. Municipal Trust Receipts,
  3.80%, 6/1/03, FSA Insured                5,300,000         5,300,000
  3.80%, 7/27/03, AMBAC Insured            10,900,000         10,900,000
  3.80%, 6/1/05, MBIA Insured               7,710,000         7,710,000

                                            Principal
Municipal Obligations (Cont'd)              Amount            Value
District of Columbia (cont'd)
D.C. MFH Revenue VRDN, 4.35%,
 12/1/05,
LOC: Sumitomo Bank, Ltd.                    $10,390,000       $10,390,000
D.C. Tax and Revenue Anticipation
Notes, 4.50%, 9/30/98,
  LOC: Morgan Guaranty Trust                24,000,000        24,036,240
Metro D.C Airports Revenue VRDN,
3.70%, 8/21/98,
  LOC: NationsBank                          4,500,000         4,500,000

Florida - 5.7%
Capital Projects Financial Authority
 Revenue VRDN,
  Series A, 3.55%, 8/1/17, FSA Insured      21,000,000        21,000,000
  4.00%, 6/1/28, FSA Insured                15,000,000        15,000,000
Duval County MFH Revenue VRDN,
  4.10%, 6/1/07, LOC: Household
 Financial Corp.                            3,150,000         3,150,000
  4.10%, 7/1/25, LOC:
 Household Financial Corp.                  2,800,000         2,800,000
Pinellas County Health Facilities
Authority Revenue VRDN,
  3.90%, 12/1/15, LOC: Chase
Manhattan Bank                              3,600,000         3,600,000
  3.60%, 11/1/15, LOC: First Union
Bank, NC                                    3,955,000         3,955,000
Orange County Health Facilities
 Authority Revenue VRDN,
  3.70%, 3/27/06, MBIA Insured              2,600,000         2,600,000
  3.70%, 10/1/06, MBIA Insured              6,880,000         6,880,000
  3.70%, 10/1/08, MBIA Insured              4,000,000         4,000,000
Palm Beach County IDA Revenue
 VRDN, 4.33%, 5/5/10,
  LOC: Union Bank of California             4,160,000         4,160,000
State Housing Finance Agency
 Revenue VRDN,
  4.10%, 12/1/09, SURBD:
Continental Casualty Co.                    4,315,000         4,315,000
  3.75%, 7/1/23, Confirming LOC:
Commerze Bank, AG                           8,800,000         8,800,000
  3.85%, 4/1/99, SURBD:
 Continental Casualty Co.                   7,500,000         7,500,000
University Athletic Association
Capital Improvement
Revenue VRDN,
3.70%, 2/1/20, LOC: Sunbank, NA             4,700,000          4,700,000
Volusia County MFH Revenue
 VRDN, 3.875%, 9/1/05,
LOC: Amsouth Bank                           3,830,000          3,830,000

Georgia - 3.9%
Athens MFH Revenue VRDN,
3.875%, 8/1/05,
Confirming LOC: FNB Chicago                 2,000,000         2,000,000
Columbus Downtown
Development Authority
 Revenue VRDN,
3.75%, 8/1/15, LOC: Columbus
 Bank & Trust                               7,800,000         7,800,000
De Kalb County MFH Revenue
 VRDN, 3.65%, 11/1/15,
  LOC: Amsouth Bank                         7,470,000         7,470,000
Franklin County Industrial Building
Authority Revenue VRDN,
  3.85%, 1/1/07, LOC: Comerica Bank         2,560,000         2,560,000
Fulton County MFH Authority Floating
Rate Trust Receipts,
  3.75%, 9/1/07, LOC: International
Neder Verz                                  13,295,000        13,295,000
  3.75%, 1/1/08, LOC: International
 Neder Verz                                 11,560,000        11,560,000
Fulton County Residential Care
 Facilities Revenue VRDN,
  4.00%, 1/1/18, LOC:
Rabobank Nederland                          5,800,000         5,800,000
Jackson County IDA Revenue VRDN,
  4.45%, 12/1/15, LOC:
Bank of Tokyo-Mitsubishi, Ltd.              7,000,000         7,000,000
  4.05%, 12/1/24, LOC:
 Barclays Bank, Plc.                        2,545,000         2,545,000
State Residential Financial Authority
 Revenue VRDN, Series A,
  3.80%, 12/1/20, TOA: Citibank             6,760,000         6,760,000

                                            Principal
Municipal Obligations (Cont'd)              Amount           Value
Hawaii - 2.0%
State Department Budget and Finance
 VRDN, 3.75%, 12/1/21,
LOC: Union Bank of California               $10,000,000       $10,000,000
Hawaii State Revenue VRDN, 3.68%,
 4/1/05, MBIA Insured                        24,000,000        24,000,000

Idaho - 3.2%
State Tax Anticipation Notes, 4.50%,
 6/30/99                                     50,000,000       50,433,000
Twin Falls Industrial Development Corp.
Revenue VRDN,
4.65%, 12/1/15, LOC: Sumitomo
Bank, Ltd.                                  4,500,000         4,500,000

Illinois - 5.7%
Arlington Heights MFH Revenue VRDN,
 4.45%, 5/1/24,
  LOC: Heller Financial                     4,230,000         4,230,000
Chicago Municipal Trust Receipts
 VRDN, 3.70%, 1/1/18,
  AMBAC Insured                             2,900,000         2,900,000
Elgin Industrial Development Revenue
VRDN, 3.70%, 9/1/16,
  LOC: LaSalle Bank                         4,700,000         4,700,000
Fulton IDA Revenue VRDN, 3.80%,
4/1/12,
  LOC: Firstar Bank, Milwaukee              6,250,000         6,250,000
Galesburg Knox College Project Revenue
VRDN, 3.50%, 3/1/31,
  LOC: LaSalle Bank                         4,000,000         4,000,000
Rockford Economic Development
Revenue, 4.25%, 12/1/10,
  LOC: Banque Paribas                       2,380,000         2,380,000
State Development Financial Authority
 Pollution Control Revenue
VRDN, 4.20%, 3/1/17, LOC:
Bank of Tokyo-Mitsubishi, Ltd.              2,200,000         2,200,000
State Health Facilities Authority
 Revenue VRDN, 3.80%, 5/1/11,
  BPA: FNB Chicago                          6,000,000         6,000,000
State Educational Facilities Authority
Revenue VRDN,
    3.90%, 11/1/05, LOC: Bank of
Tokyo-Mitsibishi                            7,900,000         7,900,000
    3.55%, 12/1/25, LOC: FNB Chicago        16,530,000        16,530,000
    3.50%, 4/1/32, LOC: Bank of America     19,700,000        19,700,000
State IDA Revenue VRDN,
  3.90%, 11/1/02, LOC: LaSalle Bank         2,000,000         2,000,000
  3.90%, 9/2/05, LOC: American
National Bank & Trust                       1,100,000         1,100,000
  3.70%, 12/1/09, LOC: LaSalle Bank         2,000,000         2,000,000
  Series B, 3.55%, 1/1/10, LOC:
National City Bank                          2,225,000         2,225,000
  4.20%, 3/1/17, LOC:
Bank of Tokyo-Mitsubishi                    200,000           200,000
State Development Financial Authority
Revenue VRDN,
3.65%, 9/1/26, LOC:
Firstar Bank, Milwaukee                     2,192,500         2,192,500
State Housing Development Authority
Revenue VRDN,
  4.40%, 2/1/24, LOC: Sumitomo
 Bank, Ltd.                                 7,905,000         7,905,000
Winnebago County IDA Revenue VRDN,
6.035%, 12/1/06,
LOC: Bank of Nova Scotia                    2,280,000         2,280,000

Indiana - 0.7%
Frankfort Economic IDA Revenue
VRDN, 4.30%, 1/1/23,
  LOC: Dai-Ichi Kangyo Bank                 5,400,000         5,400,000
Shelbyville IDA Revenue VRDN,
4.25%, 9/1/06,
  LOC: Industrial Bank of Japan             1,500,000         1,500,000
South Bend MFH Revenue VRDN,
4.15%, 10/1/09,
  LOC: FHLB-INDPLS                           4,500,000        4,500,000

                                            Principal
Municipal Obligations (Cont'd)              Amount            Value
Iowa - 0.1%
Davenport IDA Revenue VRDN,
 6.035%, 12/1/06,
LOC: Bank of Nova Scotia                    $1,600,000        $1,600,000

Kansas - 0.6%
Kansas City MFH Revenue VRDN,
3.85%, 6/1/15,
LOC: Huntington National Bank               6,575,000         6,575,000
State MFH Revenue VRDN,
3.90%, 12/25/30,
LOC: Texas Commerce Bank                    4,000,000         4,000,000

Kentucky - 1.9%
Carroll County Solid Waste IDA Revenue
 VRDN, 3.90%, 5/1/27,
LOC: Banco Bilbao Vizcaya                   5,951,000         5,951,000
Glasgow IRB VRDN, 5.95%, 6/1/20,
Bank of Tokyo-Mitsubishi, Ltd.              4,100,000         4,100,000
Hancock County IDA Revenue VRDN,
3.70%, 6/1/12,
LOC: Chase Manhattan                        5,000,000         5,000,000
Hopkinsville IDA Revenue VRDN,
 4.30%, 4/1/04,
LOC: Dai-Ichi Kangyo Bank                   7,600,000         7,600,000
Ohio County Pollution Control Revenue
 VRDN, 4.20%, 10/1/15,
  LOC: Chase Manhattan                      7,000,000         7,000,000
Owensboro IDA Revenue VRDN,
3.70%, 6/1/17,
  LOC: LaSalle Bank                         2,400,000         2,400,000
State Financial IDA Revenue VRDN,
 Series B, 3.90%, 2/1/08,
LOC: National City Bank                     1,000,000         1,000,000

Louisiana - 1.8%
Caddo-Bossier Parishes Port Revenue
VRDN, 4.20%, 1/1/28,
  LOC: First Commercial Bank                4,000,000         4,000,000
New Orleans Levee District Revenue
VRDN, 5.15%, 10/1/17,
  LOC: Fuji Bank, Ltd.                      24,155,000        24,155,000
State Public Facilities Authority Revenue
 VRDN, 3.80%, 12/1/14,
  LOC: Regions Bank                         2,880,000         2,880,000

Maine - 0.4%
Orrington Resource Recovery
 Revenue VRDN, 3.625%, 5/1/03,
LOC: Bank of Nova Scotia                    6,000,000         6,000,000

Maryland - 1.3%
Baltimore IDA Revenue VRDN, 4.45%,
8/1/16,
  LOC: Dai-Ichi Kangyo Bank                 22,150,000        22,150,000
State Economic Development Corporation
Revenue VRDN,
  3.60%, 6/1/20, LOC: NationsBank           380,000           380,000

Massachusetts - 0.7%
Hudson IDA Revenue VRDN,
4.58%, 10/1/13,
LOC: FNB Boston                             1,100,000         1,100,000
State GO Notes, 6.80%, 7/1/98               4,810,000         4,810,000
State Industrial Finance Authority
 Revenue VRDN,
  4.33%, 11/3/99, LOC: FNB Boston           875,000           875,000
  4.58%, 8/1/14, LOC: FNB Boston            4,700,000         4,700,000

                                            Principal
Municipal Obligations (Cont'd)              Amount            Value
Michigan - 2.1%
Jackson County Economic Development
Corp. Revenue VRDN,
4.00%, 6/1/27, LOC:
Michigan National Bank                      $3,900,000        $3,900,000
Sault Sainte Marie Tribe Building
 Revenue VRDN, Series A,
4.30%, 6/1/03, LOC: First of
America Bank, MI                             5,655,000        5,655,000
State Municipal Authority Revenue
 Notes, 4.50%, 7/2/98                       19,000,000        19,000,109
State Strategic Fund Economic
Development
Revenue VRDN,
4.30%, 9/1/08, LOC: Dai-Ichi
Kangyo Bank                                 6,800,000         6,800,000

Minnesota - 1.5%
Burnsville MFH Revenue VRDN,
4.65%, 6/1/25,
Confirming LOC: Sumitomo Bank, Ltd.         5,750,000         5,750,000
Cottage Grove Pollution Control Board
Revenue VRDN,  3.888%, 8/1/12               1,100,000          1,100,000
Maple Grove MFH Revenue VRDN,
4.65%, 6/1/26,
  LOC: Sumitomo Bank, Ltd.                  2,900,000         2,900,000
Mendota Heights MFH Revenue VRDN,
4.65%, 11/1/25,
  LOC: Sumitomo Bank, Ltd.                  4,935,000         4,935,000
Minneapolis Community Development
Agency Revenue VRDN,
4.25%, 2/1/12, LOC: Sumitomo
 Bank, Ltd.                                 11,555,000        11,555,000

Mississippi - 0.3%
Mississippi Business Financial Corp.
IDA Revenue VRDN,
3.90%, 1/1/06, LOC: National
 Bank of Canada                             3,675,000         3,675,000
4.00%, 6/1/07, LOC: Deposit Guaranty        1,900,000         1,900,000

Missouri - 0.5%
St. Louis IDA Revenue VRDN,
4.05%, 1/1/21,
  LOC: Banca Nazionale Del Lavoro           4,100,000         4,100,000
State IDA Revenue VRDN,
  4.58%, 3/1/01, LOC: FNB Boston            755,000             755,000
  3.95%, 9/1/08, LOC: Morgan
Guaranty Trust                              4,000,000         4,000,000

Nebraska - 0.2%
State IDA Revenue VRDN, 4.30%, 12/1/04,
  LOC: Sanwa Bank, Ltd.                     4,000,000         4,000,000

New Hampshire - 0.3%
State Business Financial Authority Facilities
 Revenue VRDN,
3.85%, 12/1/17, LOC: Firstar Bank,
 Milwaukee                                  5,500,000         5,500,000

New Jersey - 0.5%
State Economic Development Authority
 Revenue VRDN,
  3.60%, 8/1/01, LOC: CoreStates             600,000          600,000
  3.35%, 3/1/02, LOC: CoreStates             2,200,000        2,200,000
  4.50%, 12/1/15, LOC: Asahi Bank, Ltd.     6,405,000         6,405,000

New York - 8.5%
Long Island Power Authority Electric
 Revenue VRDN,
  3.80%, 5/1/33, LOC: ABN Amro Bank         85,600,000        85,600,000
Orange County IDA Revenue
 VRDN, 4.40%, 10/1/98,
  LOC: Sakura Bank                          8,000,000         8,000,000

                                            Principal
Municipal Obligations (Cont'd)              Amount             Value
New York (cont'd)
State Energy Development
 Authority Pollution
Control Revenue VRDN,
  3.80%, 7/1/27, LOC: Morgan
 Guaranty Trust                             $20,300,000       $20,300,000
  3.80%, 6/1/29, LOC: Morgan
Guaranty Trust                              1,700,000         1,700,000
State IDA Revenue VRDN,
Subseries E, 4.00%, 8/1/16,
  LOC: Morgan Guaranty Trust                12,100,000        12,100,000
State Metro Transportation Authority
 Facilities Revenue VRDN,
  3.60%, 7/1/24, AMBAC Insured              6,500,000         6,500,000
State Throughway Authority Municipal
Trust Receipts,, 3.68%, 1/1/25,
  FGIC Insured                              10,165,000        10,165,000

Nevada - 1.1%
Henderson Public Improvement Trust
Revenue VRDN,
  3.90%, 4/1/07, LOC: NationsBank           1,700,000         1,700,000
State MFH Revenue VRDN, 3.65%,
10/1/30,
  Confirming LOC: FHLB-SF                   16,490,000        16,490,000

North Carolina - 1.1%
Guilford County Industrial Facilities
 & Pollution
Control Revenue VRDN, 4.20%, 12/1/04,
 LOC: Sumitomo Bank, Ltd.                   3,000,000         3,000,000
Wake County Industrial Facilities &
Pollution Control Financing  Authority
 Revenue VRDN,
4.35%, 7/15/98, LOC: Bank of New York       7,000,000         7,000,000
4.20%, 9/1/15, LOC: Sumitomo Bank, Ltd.     7,900,000         7,900,000

Oklahoma - 1.0%
Cleveland MFH Revenue VRDN, 3.85%,
 4/1/20,
  SURBD: Continental Casualty Co.           5,930,000         5,930,000
Oklahoma Housing Finance Authority
 Revenue VRDN,
  4.25%, 12/1/05, C/LOC: Binghampton
Savings Bank                                5,900,000         5,900,000
Tulsa IDA Revenue VRDN, Series A,
 4.10%, 11/2/98,
  LOC: Sanwa Bank, Ltd.                     5,000,000         5,000,000

Oregon - 1.2%
Deschutes County Administrative School
 District No. 1 Revenue VRDN,
  3.68%, 12/1/03, FGIC Insured              4,505,000         4,505,000
  3.68%, 12/1/04, FGIC Insured              4,885,000         4,885,000
  3.68%, 12/1/05, FGIC Insured              5,285,000         5,285,000
  3.68%, 12/1/06, FGIC Insured              5,655,000         5,655,000

Pennsylvania - 4.4%
Allegheny County IDA Revenue
 VRDN, 5.75%, 7/1/27,
  LOC: Dresdner Bank, AG                    3,900,000         3,900,000
Berks County IDA Revenue VRDN,
  3.70%, 7/1/25, LOC: CoreStates            1,375,000         1,375,000
  3.70%, 9/1/25, LOC: CoreStates            1,200,000         1,200,000
Chester County IDA Revenue
VRDN, 3.80%, 4/1/17,
  LOC: CoreStates                           3,210,000         3,210,000
Delaware County Authority Revenue
VRDN, 3.60%, 7/1/14,
  LOC: PNC Bank NA                          8,500,000          8,500,000
Philadelphia MFH Redevelopment
Authority
Revenue VRDN,
  3.80%, 12/1/09, LOC: Marine
 Midland Bank                               2,950,000         2,950,000

                                             Principal
Municipal Obligations (Cont'd)               Amount             Value
Pennsylvania (cont'd)
Philadelphia Tax and Revenue Anticipation
Notes, Series A,
  4.25%, 6/30/99                            $37,750,000       $37,973,102
Temple University Higher Education Revenue
VRDN, Series B,
  4.50%, 5/14/99                            9,000,000         9,056,433
York County IDA Pollution Control
 Revenue VRDN, 3.75%, 8/1/16,
  LOC: Toronto-Dominion Bank                4,600,000         4,600,000
West Cornwall Township Municipal
 Authority Revenue VRDN,
3.80%, 3/1/16, LOC: CoreStates              1,780,000         1,780,000

South Carolina - 1.4%
Dorchester County Industrial Revenue
VRDN, 4.32%, 10/1/24,
  LOC: Bayerische Vereinsbank               5,100,000         5,100,000
Orangeburg IDA Revenue VRDN,
4.58%, 6/1/08,
  LOC: FNB Boston                           4,020,000          4,020,000
State Housing Finance and Development
Authority Revenue VRDN,
3.70%, 7/1/07, SURBD:
 Continental Casualty Co.                   6,000,000         6,000,000
State Public Service Authority Revenue
 VRDN, 3.70%, 1/1/25,
  FGIC Insured                              8,700,000         8,700,000

Tennessee - 3.6%
Coffee County IDA Revenue
VRDN,
4.75%, 12/1/01, LOC: Asahi Bank             6,300,000          6,300,000
3.95%, 5/1/12, LOC:
 Barnett Bank of South Florida              5,060,000          5,060,000
Sevier County Public Building Authority
 Revenue VRDN,
  6.55%, 6/1/05, AMBAC Insured               9,000,000         9,000,000
  3.55%, 6/1/14, AMBAC Insured               3,000,000         3,000,000
  3.55%, 6/1/17, AMBAC Insured               5,000,000         5,000,000
  3.55%, 6/1/18, AMBAC Insured               17,000,000        17,000,000
  3.55%, 6/1/19, AMBAC Insured               10,000,000        10,000,000
Shelby County Health Educational
and Housing Facilities
Board Revenue VRDN, 3.75%, 7/1/22,
 LOC: NationsBank                             5,000,000        5,000,000

Texas - 11.2%
Bexar County MFH Revenue VRDN,
 4.45%, 6/1/28,
LOC: Heller Financial                         5,400,000         5,400,000
Cleburne IDA Revenue VRDN, 3.75%,
 2/1/04,
  LOC: National City Bank                     1,875,000         1,875,000
Grand Prairie IDA Revenue VRDN,
3.95%, 12/1/06,
  LOC: PNC Bank, N.A.                         1,100,000         1,100,000
Harris County Health Facilities
Development Authority
Revenue VRDN, 3.85%, 12/1/25, IA:
Prudential Insurance Co.                     76,150,000        76,150,000
Harris County IDA Revenue VRDN,
  4.60%, 8/1/01, LOC: Sakura Bank, Ltd.      3,500,000         3,500,000
  4.20%, 8/1/01, LOC:
 Bank of Tokyo-Mitsubishi, Ltd.               1,600,000         1,600,000
Harris County MFH Financial Corp.
Revenue VRDN,
  4.33%, 6/1/30, LOC: Heller Financial        5,500,000         5,500,000
State MFH Floating Trust Receipts,
3.75%, 12/31/22,
  LOC: International Neder Verz               6,140,000         6,140,000
State Tax and Revenue Anticipation
Notes, Series A, 4.75%, 8/31/98               77,500,000        77,629,848
Tarrant County Housing Financial Corp.
 Floating Trust Receipts,
3.75%, 8/1/25, LOC:
 International Neder Verz                   11,000,000        11,000,000

                                            Principal
Municipal Obligations (Cont'd)              Amount                 Value
Utah - 0.5%
Provo City MFH Revenue VRDN,
4.80%, 12/15/10,
  LOC: Dai-Ichi Kangyo Bank                 $4,400,000        $4,400,000
University of Utah Revenue VRDN,
 4.20%, 12/1/15,
  LOC: First Security Bank                  4,275,000         4,275,000

Vermont - 0.0%
State IDA Revenue VRDN, 4.33%,
12/1/04, LOC: FNB Boston                    370,000           370,000

Washington - 0.3%
Grant County Public Utilities VRDN,
 4.05%, 10/1/11,
  LOC: Southtrust Bank, AL                  3,000,000         3,000,000
Port Everett Limited VRDN, 4.05%,
12/1/06,
  LOC: Sumitomo Bank, Ltd.                  2,550,000         2,550,000

West Virginia - 0.2%
Harris County IDA Revenue VRDN,
 3.60%, 6/1/14,
  LOC: Societe Generale                     4,140,000         4,140,000

Wisconsin - 0.5%
Eau Claire IDA Revenue VRDN, 3.80%,
5/1/07,
  LOC: Firstar Bank, Milwaukee              3,500,000         3,500,000
Germantown IDA Revenue VRDN,
 3.80%, 5/1/17,
  LOC: Firstar Bank, Milwaukee              2,000,000         2,000,000
Grafton IDA Revenue VRDN, 3.95%,
 12/1/17,
  LOC: Firstar Bank, Milwaukee              2,900,000         2,900,000

Wyoming - 2.7%
State General Fund Tax and Revenue
Anticipation Notes,
  4.00%, 6/25/99                            45,000,000        45,183,600

Other - 11.0%
ABN Amro Chicago Corp. LeaseTOPS
 Trust Certificates,
  3.85%, 10/4/00, BPA: LaSalle Bank         11,699,390        11,699,390
ABN Amro Chicago Corp. Municipal
 LeaseTOPS Trust Certificates,
  3.27%, 3/1/10, MBIA Insured               10,085,000        10,085,000
Capital Realty Investors Tax Exempt
Certificates Revenue VRDN,
  3.85%, 12/1/04, LOC: Swiss Bank           16,400,000        16,400,000
  Series 96-2, 3.85%, 2/1/04, LOC:
Swiss Bank                                  48,955,000        48,955,000
Morgan Keegan Trust Receipts, 3.75%,
4/6/99,
  IA: Escrowed/Treasury Bills               22,000,000        22,000,000
Pitney Bowes Corporation Lease
TOPS Trust Certificates,
  3.76%, 10/10/01, AMBAC Insured           15,000,000         15,000,000
  3.85%, 2/11/11, LOC:
Landesbank Hessen-Thuringen                 5,000,000         5,000,000
Puttable Floating Option Tax Exempt
Receipts,
  4.00%, 10/1/30, BPA: Societe Generale     40,000,000        40,000,000
4.05%, 10/11/30, AMBAC Insured              18,680,000        18,680,000


TOTAL INVESTMENTS
(Cost $1,891,546,281) - 111.1%                                1,891,546,281
Other assets and liabilities, net - (11.1%)                   (189,366,368)
     Net Assets - 100.0%                                      $1,702,179,913

See notes to financial statements.

LIMITED-TERM PORTFOLIO
Portfolio of Investments
June 30, 1998

                                            PRINCIPAL
Municipal Obligations - 98.5%               AMOUNT            VALUE
Alabama - 0.1%
Montgomery Wynlakes Governmenta
l Utilities Service Corp.
     Revenue VRDN, 4.05%, 5/1/06,
LOC: Amsouth Bank                            $200,000         $200,000

Arizona - 3.0%
Educational Loan Marketing
Corporation Revenue Bonds,
     6.55%, 3/1/99                             11,920,000      12,123,355
Glendale County IDA Revenue
 Bonds, 5.20%, 12/1/13,
     LOC: Dresdner Bank
(Tender 12/1/98 @100)                         2,450,000         2,461,196

California - 7.7%
California Valleys Housing Financial
 Authority Revenue VRDN,
     4.25%, 7/1/25, LOC:
Sumitomo Bank, Ltd.                           5,500,000         5,500,000
Compton Community Redevelopment
Agency Tax Allocation Notes
     Series 1, 5.50%, 8/1/98                  645,000           645,955
Del Norte Bond Anticipation Notes,
 5.50%, 11/1/98                               3,620,000         3,621,412
Health Facilities Financing, Downey
 Community Hospital
     Revenue Bonds, 4.75%, 5/15/99            2,220,000         2,235,052
San Bernardino Public Safety Authority,
Insurance Financing
     Project Revenue Bonds, Series A,
                  4.50%, 11/1/98              8,400,000         8,424,444
                  4.60%, 5/1/99               2,800,000         2,821,448
San Jose Financing Authority,
Convention Center Project
     Revenue Bonds, Series C,
5.75%, 9/1/98                                 575,000           577,001
State Public Works Board Lease
 Revenue Bonds, Series C,
     4.75%, 9/1/99                            13,960,000        14,124,449

Colorado - 0.4%
Denver City & County Airport Revenue
VRDN, 7.00%, 11/15/99                         2,000,000          2,080,400

Connecticut - 0.4%
State Recovery Authority Revenue Bond,
 5.60%, 11/15/99                              1,945,000          1,991,466

District of Columbia - 0.1%
Redevelopment Agency Sports
 Arena Revenue Bonds, 5.10%, 11/1/98            500,000           501,185

Florida - 1.0%
Orange County Housing Financial
 Authority Revenue VRDN,
     3.60%, 8/1/08                              150,000           150,000
Palm Beach Housing Finance
Authority Mallards Cove Revenue
     VRDN, 5.525%, 3/1/22, INSUR:
 Fireman's Insurance Co.                        4,820,000         4,820,000
Volusia County MFH Revenue VRDN,
 Series C, 3.875%, 9/1/05,
     LOC: Amsouth Bank                           170,000             170,000

Georgia - 0.4%
Association County Community
Leasing Program COPs,
     4.00%, 12/1/98, AMBAC Insured            1,050,000           1,051,722
Tri-City Hospital  Authority Revenue
Bonds, 5.25%, 7/1/99                           1,000,000           1,008,930

                                            PRINCIPAL
Municipal Obligations (Cont'd)              AMOUNT            VALUE
Guam - 0.8%
Guam Government GO Bonds, Series A,
5.75%, 8/15/99                              $3,710,000        $3,782,308

Illinois - 7.2%
Chicago Board of Education COPs,
4.35%, 12/1/98,
     LOC: Canadian Imperial                 8,000,000         8,023,600
Chicago Parking District GO
 Refunding Bonds, 5.50%, 1/1/99,
     FGIC Insured                           2,000,000         2,019,060
Fulton IDA Revenue VRDN,
3.80%, 4/1/12,
     LOC: Firstar Bank Milwaukee            1,250,000         1,250,000
State Educational Facilities Authority
Revenue Bonds,
     4.75%, 9/1/00                          1,770,000          1,789,895
State IDA Revenue VRDN, 3.90%, 9/2/05,
LOC: American
     National Bank & Trust                  1,300,000         1,300,000
State IDA Pollution Control Revenue
 VRDN, 4.20%, 3/1/17,
     LOC: Bank of Tokyo-Mitsubishi          10,900,000        10,900,000
State Sales Tax Revenue Bonds,
Series Q, 5.10%, 6/15/99                    10,000,000        10,138,900

Indiana - 1.1%
Shelbyville Economic Development
Revenue VRDN,
     4.25%, 9/1/06, LOC:
Industrial Bank of Japan                    5,300,000         5,300,000

Kentucky - 0.4%
Owensboro IDA Revenue
 VRDN, 3.70%, 6/1/17,
     LOC: LaSalle Bank                       1,900,000        1,900,000

Louisiana - 1.6%
Offshore Terminal Authority Deepwater
Port Revenue Bonds,
     5.40%, 9/1/98                           5,000,000        5,013,350
     6.45%, 9/1/98                           2,780,000        2,792,510

Maryland - 4.0%
Baltimore (The Zamoiski Company Project),
 6.647%, 12/1/09                            7,525,940         7,525,940
Montgomery County Economic
 Development Bonds,
     5.25%, 11/1/09, LOC:
FNB of Maryland                             900,000             901,692
State Economic Development Corp.
Revenue VRDN,
      3.60%, 6/1/20, LOC:
Nations Bank NA                             120,000            120,000
State and Local Facilities Unlimited
GO Bonds, First Series,
     5.00%, 3/1/00                         8,000,000         8,150,880
State Health and Higher Educational
 Facilities Authority
     Revenue Bonds, 5.50%, 7/1/99         2,855,000          2,907,960

Massachusetts - 2.5%
Housing Finance Agency MFH Revenue
Bonds, Series A,
     5.00%, 12/1/98, AMBAC Insured         505,000           507,616
     5.10%, 6/1/99, AMBAC Insured          520,000           525,023
Municipal Wholesale Electric Power
Company Revenue Bonds,
     6.10%, 7/1/98                          5,240,000         5,240,314
     Series B, 6.25%, 7/1/99                6,025,000         6,166,527

Michigan - 1.8%
Southfield Economic Development
Corporation Revenue VRDN,
     5.95%, 5/15/11, INSUR:
Firemans Insurance Co.                      6,570,000         6,570,000

                                            Principal
Municipal Obligations (Cont'd)               Amount            Value
Michigan (cont'd)
State Housing Development
Authority Revenue Bonds,
6.00%, 10/1/11, (Escrowed in
 U.S. Treasury Obligations)                 $275,000             $277,250
State Housing Development
Authority Limited Obligation
     Revenue VRDN, 5.00%, 10/1/11           1,005,000           1,005,523
State Hospital Finance Authority
Pontiac Osteopathic Revenue Bonds,
     5.10%, 2/1/99                          1,000,000            1,006,900
State Strategic Limited Obligation
Revenue VRDN, 4.50%, 11/1/09,
     LOC: Tokai Bank Ltd.                   150,000              150,000

Minnesota - 2.8%
Edina MFH Vernon Terrace
 Revenue VRDN, 5.00%, 7/1/25                6,450,000            6,507,727
St. Paul Port Authority Revenue
 VRDN, 4.40%, 7/1/12                        7,165,000            7,166,648

Mississippi - 0.2%
Higher Education Student Loan
Revenue Bonds, Series C,
     6.05%, 1/1/99                           1,000,000            1,010,470

Missouri - 0.0%
Saint Louis IDA Revenue VRDN, 4.05%,
1/1/21,
     LOC: Banca Naz Del Lavoro                200,000             200,000

Nebraska - 0.5%
University of Nebraska Facilities
 Corp. Revenue Bonds,
     4.25%, 7/15/00                         2,525,000            2,539,670

New Hampshire - 0.0%
Higher Education & Health Revenue
 Bonds, 7.50%, 12/1/00,
      FGIC Insured                           185,000             185,498

New Mexico - 0.8%
Albuquerque Unlimited GO
Bonds, 5.25%, 7/1/98                        3,735,000         3,735,149

New York - 22.3%
City University COPs, 4.65%, 8/15/98        4,970,000         4,975,566
Dormitory Authority Revenue Bonds,
     Series B, 5.00%, 2/15/00               3,460,000         3,512,661
     5.00%, 2/15/01                         3,865,000         3,939,479
Municipal Assistance Corporation
for the City of New York,
     Series I, 5.00%, 7/1/99                15,000,000        15,205,050
Nassau County Unlimited GO Bonds,
     Series V, 5.125%, 3/1/99,
 AMBAC Insured                              3,800,000         3,838,494
     5.125%, 3/1/00, AMBAC Insured          4,330,000         4,414,002
New York City GO Bonds,
     Series L, 5.25%, 8/1/99                2,900,000         2,943,848
     Series F, 4.25%, 8/1/00                9,005,000         9,029,674
Port Authority New York and
New Jersey, 1st Installment
     KIAC Project Special
 Obligation Revenue Bonds,
 6.25%, 10/1/99                             5,400,000         5,522,688
State COPs Revenue Bonds,
     4.40%, 8/1/98                          9,465,000         9,470,206
     4.90%, 9/1/98                          5,920,000         5,931,662
     4.60%, 2/1/99                          12,710,000        12,775,965
     4.75%, 2/1/00                          13,915,000        14,059,159

                                            Principal
Municipal Obligations (Cont'd)              Amount                 Value
New York (cont'd)
State Thruway Authority Highway
 and Bridge Revenue Bonds,
     Series A, 4.75%, 4/1/99,
AMBAC Insured                               $10,490,000       $10,579,794
     Series A, 4.75%, 4/1/00,
AMBAC Insured                               3,675,000         3,725,972

North Carolina - 0.8%
Wake County Industrial Facilities
 and Pollution Control
     Revenue Bonds, 4.35%, 7/15/98, LOC:
Bank of New York                            3,800,000         3,800,000

Ohio - 3.1%
Lorraine County Hospital Revenue
 Bonds, 5.00%, 9/1/99                        2,000,000        2,029,660
Marion County Hospital Revenue
 Bonds, 5.25%, 5/15/99                      1,175,000         1,187,960
State Housing Fin Agency Mtg
 Revenue VRDN, 4.20%, 9/1/30                12,000,000        12,005,040

Pennsylvania - 4.0%
Northeastern Hospital Authority Revenue
VRDN, 7.65%, 7/1/10,
     (Prerefunded 7/1/99 @ 102)             3,780,000         3,969,113
Philadelphia Airport Revenue Bonds,
     5.25%, 6/15/99, FGIC Insured1,          750,000          1,774,010
     5.25%, 6/15/00, FGIC Insured3,          690,000          3,769,335
Philadelphia Hospitals & Higher
 Education Revenue Bonds,
     5.05%, 7/1/98                           1,200,000       1,200,036
     5.35%, 7/1/99                           1,335,000       1,356,360
Philadelphia Municipal Authority,
Philadelphia Gas Works
     Equipment COPs, Asset Guaranty
 Insured
                  5.95%, 10/1/98            1,600,000         1,608,992
                  5.95%, 4/1/99             1,600,000         1,626,256
Philadelphia Water and Sewer
Revenue Bonds, 7.30%, 8/1/98                4,400,000         4,413,200

Puerto Rico - 5.5%
Commonwealth GO Bonds,
 5.50%, 7/1/99                              10,200,000        10,372,074
Commonwealth Highway and
 Transportation Authority
     Revenue Bonds, 4.25%, 7/1/00           12,490,000        12,547,079
Electric Power Authority Revenue
 Bonds, Series W,
     5.00%, 7/1/98                          3,000,000         3,000,090
Infrastructure Financing Authority
Revenue Bonds, Series A,
     7.40%, 7/1/98                          1,350,000          1,350,135

South Dakota - 0.2%
Housing Development Authority,
Home Ownership
     Mortgage Revenue Bonds,
 Series A, 4.60%, 5/1/99                    1,000,000         1,005,230

Tennessee - 1.0%
Knox County Health Educational
Hospital Facility
     Revenue Bonds, 7.00%,
1/1/15, MBIA Insured                        4,450,000         4,736,135

Texas - 6.4%
Brazos River Authority Revenue
 Bonds, 4.15%, 6/18/99                      30,000,000        30,013,800
Irving Hospital Authority Healthcare
System Revenue Bonds,
     Series A, 4.50%, 7/1/98, FSA Insured   1,490,000         1,490,030

Vermont - 3.8%
State Educational and Health Buildings
Agency Revenue VRDN,
     3.45%, 6/1/05, Confirming LOC:
 FNB Boston                                 1,155,000         1,155,000

                                            Principal
Municipal Obligations (Cont'd)              Amount           Value
Vermont (cont'd)
State IDA Revenue VRDN, 5.775%,
12/1/01,
     LOC: Vermont National Bank             $250,000         $250,000
Student Assistance Corp. Promissory
Notes,
     4.05%, 12/15/98                        3,340,000         3,340,000
     6.50%, 6/15/00, AMBAC Insured          2,000,000         2,088,240
     4.55%, 12/15/00                        11,830,000        11,869,867

Virginia - 1.5%
Henrico County IDA Revenue VRDN,
 4.55%, 10/1/00,
     LOC: Tokai Bank Ltd.                   2,000,000         2,000,000
Public School Authority Revenue
Bonds, Series I, 4.25%, 8/1/99              5,520,000         5,557,426

Virgin Islands - 0.2%
Virgin Islands Public Finance
Authority Revenue Bonds,
     5.00%, 10/1/00                         1,000,000         1,016,320

Washington - 3.3%
Grant County Public Utilities Revenue
VRDN, 4.05%, 10/1/11,
     LOC: Southtrust Bank                   1,000,000         1,000,000
Public Power Supply Revenue
Bonds, Series A,
     4.50%, 7/1/99                        1,935,000          1,948,390
     4.75%, 7/1/99                        10,000,000         10,093,600
     7.30%, 7/1/00                        3,000,000          3,180,840

Wyoming - 4.0%
Lincoln County Pollution Control
 Revenue VRDN,
     5.30%, 11/1/12, GA:
Union Pacific Corp.                         3,090,000         3,089,166
Uinta County Pollution Control
 Revenue VRDN,
     5.30%, 11/1/12, GA:
Union Pacific Corp.                         16,500,000        16,495,785

Other - 5.6%
ABN Amro Chicago Corp.
LeaseTOPS Trust Certificates,
     3.85%, 10/4/00, BPA: LaSalle Bank      398,013           398,013
Fort Mojave Indian Tribe of Arizona,
California and Nevada
     Public Facilities Combined Limited
Obligation and Revenue Bonds
     Adjustable Rate and Tender Series A
 of 1993, 11.50%, 12/1/18                   4,105,180         4,105,180
Puttable Floating Option Tax
 Exempt Receipts,
     4.375%, 7/1/28, BPA:
 Societe Generale                           10,000,000        10,000,000
     4.375%, 10/1/32, BPA:
 Societe Generale                           12,925,000        12,925,000

TOTAL INVESTMENTS (Cost $483,237,315) - 98.5%                 484,810,007
Other assets in excess
 of liabilities, net - 1.5%                                   7,188,766
                      Net Assets - 100.0%                     $491,998,773

LONG-TERM PORTFOLIO
Portfolio of Investments
June 30, 1998

                                            PRINCIPAL
Municipal Obligations - 100.4%              AMOUNT             VALUE
Alaska - 2.0%
Anchorage Revenue Bonds, 6.00%,
10/1/14, FGIC Insured                       $1,000,000        $1,128,200

Arizona - 8.0%
Maricopa County School District 69
 GO Bonds,
     6.25%, 7/1/14, FSA Insured             2,000,000         2,314,040
Tucson GO Bonds, 5.50%, 7/1/18              2,000,000         2,125,520

California - 4.3%
Buena Park IDA Revenue Bonds, 5.355%,
12/28/99,
     GA: Mass Mutual Life Insurance         200,000           200,000
California Valleys Housing Financial
Authority Revenue Bonds,
     4.25%, 7/1/25, LOC: Sumitomo
Bank, Ltd.                                  1,050,000         1,050,000
Los Angeles Unified School
District GO Bonds, Series A,
     6.00%, 7/1/15, FGIC Insured            1,000,000         1,128,400

Colorado - 2.6%
City and County Airport Revenue
Bonds, Series A,
     7.20%, 11/15/02                        1,300,000         1,444,209

Florida - 17.8%
Dade County Educational Facilities
Authority Revenue Bonds,
     6.00%, 4/1/08, MBIA Insured            1,700,000         1,899,376
Dade County GO Bonds, 7.75%,
 10/1/18, AMBAC Insured                     2,000,000         2,695,800
Dade County IDA Revenue Bonds,
8.00%, 6/1/22                               1,800,000         2,020,842
Flagler County Special Assessment
 Revenue Bonds,
     7.20%, 7/1/14                          1,000,000          1,101,460
Tampa Palms Community
 Development Special Assessment
     Revenue Bonds, 5.90%,
5/1/08, MBIA Insured                        2,000,000         2,212,060

Georgia - 3.9%
Cobb-Marietta Coliseum & Exhibit
Hall Authority
     Revenue Bonds, 6.75%,
10/1/26, MBIA Insured                        2,000,000         2,201,200

Indiana - 4.3%
Indianapolis Local Public
Improvement Bond Bank
     Revenue Bonds, 6.75%, 2/1/14            1,000,000          1,193,880
Shelbyville Economic
Development Revenue Bonds,
     4.25%, 9/1/06, LOC:
Industrial Bank of Japan                    1,200,000         1,200,000

Kentucky - 1.6%
Hopkinsville Industrial Buildings
 Revenue Bonds,
4.30%, 4/1/04,
     LOC: Dai-Ichi Kangyo Bank              900,000           900,000

Louisiana - 6.6%
State Public Finance Agency
 MFH Revenue Bonds,
     7.75%, 11/1/16,  Asset
Guaranty Insured                            1,690,000         1,820,671
     7.00%, 6/1/24                          1,680,000         1,863,926

                                            PRINCIPAL
Municipal Obligations (Cont'd)              AMOUNT               VALUE
Maryland - 5.9%
Dorchester General Hospital
Revenue Bonds, Series B,
     8.50%, 4/1/14                          $2,100,000       $2,408,364
Maryland State Community
 Development Authority Mortgage
     Revenue Bonds, 7.70%, 4/1/15            845,000             881,107

Massachusetts - 8.5%
Massachusetts Bay Transportation
 Authority Revenue Bonds,
     5.50%, 3/1/15, MBIA Insured              2,000,000        2,135,480
State GO Bonds, Series A, 5.00%,
 7/1/12, AMBAC Insured                       1,000,000         1,025,360
State Water Resource Authority
 Revenue Bonds, 5.50%, 8/1/15,
     FSA Insured                             1,500,000         1,603,275

Michigan - 7.6%
Detroit Water Supply System
Revenue Bonds, Series A,
     5.00%, 7/1/27, MBIA  Insured1,          700,000           1,651,839
Southfield Economic Development
 Corporation Revenue VRDN,
     5.95%, 5/15/11, INSUR:
Firemans Insurance Company, NJ               410,000             410,000
State Hospital Finance Authority
Revenue Bonds, 7.00%, 11/1/21               1,000,000         1,107,290
State Trunk Line Revenue Bonds,
 Series A, 5.50%, 11/1/18                   1,000,000         1,063,300

New Jersey - 4.1%
Jersey City GO Bonds, Series A,
 6.25%, 10/1/10                             2,000,000         2,304,280

New York - 8.8%
New York and New Jersey Port
 Authority, Ninety-Third Series
     Consolidated Revenue Bonds,
6.125%, 6/1/2094                            2,500,000         2,901,950
Orange County IDA Revenue
VRDN, 5.61%, 12/1/05                         295,000             295,000
State Dorm Authority Revenue Bonds,
 5.50%, 7/1/17,
     MBIA Insured                            1,600,000         1,697,392

Puerto Rico - 4.2%
Commonwealth Highway and
Transportation Authority
     Revenue Bonds, Series Z, 6.25%,
7/1/14, MBIA Insured                        2,000,000         2,318,900

Rhode Island - 2.0%
Port Authority & Economic
 Development Corp. Airport
     Revenue Bonds, Series A,
 7.00%, 7/1/14, FSA Insured                 500,000           613,640
State Housing & Mortgage
Finance Corp. Revenue Bonds, Series B,
     7.95%, 10/1/30                         500,000           524,470

Texas - 5.9%
Houston Water Conveyance System
 Contract COPS,
     6.125%, 12/15/09, AMBAC Insured        1,000,000         1,140,370
Tarrant County Health Facilities
Development Corp.
     Revenue Bonds, 5.75%,
 2/15/15, MBIA Insured                      2,000,000         2,172,600

Vermont - 0.3%
State IDA Revenue Bonds, 5.775%, 12/1/01,
     LOC: Vermont National Bank               150,000           150,000

                                            Principal
Municipal Obligations (Cont'd)               Amount             Value
Virginia - 2.0%
Arlington County GO Bonds,
Series 1993, 6.00%, 6/1/11                  $1,000,000        $1,132,050

Total Municipal Obligations
(Cost $52,738,051)                                            56,036,251

TOTAL INVESTMENTS (Cost $52,738,051)
 - 100.4%                                                     $56,036,251
Other assets and liabilities, net - (0.4%)                    (197,168)
Net Assets - 100.0%                                            $55,839,083


Explanation of Guarantees
BPA: Bond-Purchase Agreement       GIC: Guaranteed Investment Contract
GA: Guaranty Agreement             SURBD: Surety Bond
LOC: Letter of Credit              TOA: Tender Option Agreement
C/LOC: Collateralized LOC          IA: Investment Agreement
INSUR: Insurance

Abbreviations
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998

                                    Money Market     Limited-Term  Long-Term
Assets                              Portfolio        Portfolio      Portfolio
Investment in securities            $1,891,546,281   $484,810,007  $56,036,251
Cash                                10,034,390       3,035,311       5,772
Receivable for securities sold      998,474           -              2,503,075
Receivable for shares sold          2,915,382         1,496,987      3,025
Interest receivable                 14,242,125        6,531,788      817,017
Other assets                        69,024           27,517          13,835
     Total assets                   1,919,805,676    495,901,610     59,438,975

Liabilities
Payable for securities purchased    215,302,913      2,536,994       3,480,580
Payable for shares redeemed         1,075,131        1,030,153        73,594
Payable to Calvert Asset
Management Company, Inc.            293,731          253,617           28,419
Payable to CalvertAdministrative
Service Company                     308,310          3,389             391
Payable to Calvert Shareholders
 Services, Inc.                     90,788           3,413             378
Payable to Calvert
 Distributors, Inc.                     -              -              4,156
Accrued expenses and other
liabilities                         554,890           75,271           12,374
     Total liabilities              217,625,763       3,902,837       3,599,892
         Net assets                $1,702,179,913    $491,998,773   $55,839,083

Net Assets Consist of:
Paid-in capital applicable to the
following shares of
beneficial interest, unlimited number
of no par  value shares authorized:
     Money Market Portfolio
     Class O:
     1,379,220,952 shares
 outstanding                        $1,379,108,542
   Institutional Class:
   322,812,209 shares outstanding    322,809,386
   Limited-Term Portfolio Class A:
              46,007,931 shares
outstanding                                           $490,378,616
         Long-Term Portfolio Class A:
              3,266,954 shares
outstanding                                                         $52,411,764
Undistributed net investment income   50,521            150,360       43,965
Accumulated net realized gain (loss)
on investments                        211,464           (102,895)     85,154
Net unrealized appreciation
(depreciation)
     on investments                     -                1,572,692   3,298,200

     Net Assets                     $1,702,179,913   $491,998,773   $55,839,083

Net Asset Value Per Share
Money Market Portfolio
  Class O (based on net assets of
$1,379,336,066)                     $1.00
  Institutional Class
 (based on net assets
 of $322,843,847)                   $1.00
Limited-Term Portfolio Class A                       $10.69
Long-Term Portfolio Class A                                            $17.09

See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months ended June 30, 1998

                                    Money Market   Limited-Term    Long-Term
Net Investment Income               Portfolio      Portfolio       Portfolio
Investment Income
     Interest income                $30,763,143       $11,099,482  $1,454,826
Expenses
     Investment advisory fee        1,535,473         1,480,726    159,128
     Transfer agency fees and
expenses                            986,507           107,197      16,715
     Distribution Plan expenses:
         Class A                     -                -             23,869
     Trustees' fees and expenses    89,757           28,490         3,091
     Administrative fees
         Class O                    1,834,121          -                -
         Institutional Class        35,136            -                 -
         Class A                     -               21,154           2,268
     Custodian fees                 84,208           31,148           8,420
     Registration fees              71,637           20,077           12,544
     Reports to shareholders        144,751          37,763           5,035
     Professional fees              27,193           9,497            1,079
     Miscellaneous                  38,747           14,898           1,854
              Total expenses        4,847,530        1,750,950        234,003
              Fees paid indirectly  (115,375)       (35,110)           (8,965)
                  Net expenses      4,732,155       1,715,840         225,038

         Net Investment Income      26,030,988      9,383,642       1,229,788

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss)            211,464          39,854            55,817
Change in unrealized appreciation
or depreciation                       -            (345,515)        (313,307)

     Net Realized and Unrealized
     Gain (Loss) on Investments     211,464        (305,661)        (257,490)

Increase (Decrease) in Net Assets
Resulting from Operations           $26,242,452     $9,077,981      $972,298

MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

                                    Six Months Ended Year Ended
                                    June 30,                  December 31,
Increase (Decrease) in Net Assets   1998                      1997
Operations
     Net investment income          $26,030,988               $52,453,937
     Net realized gain (loss)       211,464 28,848

Increase (Decrease) in
 Net Assets
Resulting from Operations           26,242,452                52,482,785

Distributions to shareholders from
     Net investment income:
     Class O shares                 (23,426,714)              (50,409,548)
     Institutional Classshares      (2,617,240)               (2,109,318)
     Net realized gain on
 investments:
     Class O shares                  -                        (27,838)
     Institutional Class shares      -                        (1,010)
     Total distributions            (26,043,954)              (52,547,714)

Capital share transactions
     Shares sold:
     Class O shares                 1,010,888,357             3,040,009,059
     Institutional Classshares      1,234,852,475             767,943,597
     Reinvestment of distributions:
         Class O shares             22,834,394                48,300,641
         Institutional Classshares  1,883,585                 989,318
     Shares redeemed:
         Class O shares             (1,059,905,924)           (3,233,630,004)
         Institutional Classshares  (965,008,070)             (751,001,884)
     Total capital share
 transactions                       245,544,817               (127,389,273)

Total Increase (Decrease)
 in Net Assets                      245,743,315               (127,454,202)

Net Assets
Beginning of period                 1,456,436,598             1,583,890,800
End of period (including
 undistributed net investment
     income of $50,521 and
$63,487, respectively)              $1,702,179,913            $1,456,436,598

Capital Share Activity
Shares sold:
     Class O shares                 1,010,888,357             3,040,009,059
     Institutional Classshares      1,234,852,475             767,943,597
Reinvestment of distributions:
     Class O shares                 22,834,394                48,300,641
     Institutional Classshares      1,883,585                 989,318
Shares redeemed:
     Class O shares                 (1,059,905,924)           (3,233,630,004)
     Institutional Classshares      (965,008,070)             (751,001,884)
Total capital share activity        245,544,817               (127,389,273)

See notes to financial statements.

LIMITED-TERM PORTFOLIO
Statements of Changes in Net Assets

                                    Six Months Ended Year Ended
                                    June 30,                  December 31,
Increase (Decrease) in Net Assets   1998                      1997
Operations
     Net investment income          $9,383,642                $20,835,586
     Net realized gain (loss)       39,854                    159,810
     Change in unrealized
appreciation or depreciation        (345,515)                 205,433

Increase (Decrease)
in Net Assets
Resulting from Operations           9,077,981                 21,200,829

Distributions to shareholders from
     Net investment income          (9,368,331)               (20,821,712)

Capital share transactions
     Shares sold                    140,287,405               286,871,063
     Reinvestment of distributions: 7,788,198                 16,952,842
     Shares redeemed                (145,966,184)             (326,364,971)
         Total capital share
transactions                        2,109,419                 (22,541,066)

Total Increase (Decrease)
 in Net Assets                      1,819,069                 (22,161,949)

Net Assets
Beginning of period                 490,179,704               512,341,653
End of period (including
undistributed net investment
     income of $150,360 and
 $135,049, respectively)            $491,998,773              $490,179,704

Capital Share Activity
Shares sold                         13,098,804                26,812,094
Reinvestment of distributions       728,206                   1,586,656
Shares redeemed                     (13,627,489)              (30,512,482)
     Total capital share activity   199,521                   (2,113,732)


See notes to financial statements.

LONG-TERM PORTFOLIO
Statements of Changes in Net Assets

                                    Six Months Ended Year Ended
                                    June 30,                  December 31,
Increase (Decrease) in Net Assets   1998                      1997
Operations
     Net investment income          $1,229,788                $2,645,626
     Net realized gain (loss)       55,817                    549,837
     Change in unrealized
appreciation or depreciation        (313,307)                 942,620

Increase (Decrease)
 in Net Assets
Resulting from Operations           972,298                   4,138,083

Distributions to shareholders from
     Net investment income          (1,239,239)               (2,660,919)
     Net realized gain on
investments                         (287,685)                 (61,075)
     Total distributions            (1,526,924)               (2,721,994)

Capital share transactions
     Shares sold                    10,387,532                5,996,763
     Reinvestment of distributions  1,275,882                 2,235,768
     Shares redeemed                (6,235,310)               (11,628,213)
     Total capital share
transactions                        5,428,104                 (3,395,682)

Total Increase (Decrease)
in Net Assets                        4,873,478                 (1,979,593)

Net Assets
Beginning of period                 50,965,605                52,945,198
End of period (including
undistributed net investment
     income of $43,965 and
 $53,416, respectively)             $55,839,083               $50,965,605

Capital Share Activity
Shares sold                         605,180                   356,893
Reinvestment of distributions       74,537                    132,740
Shares redeemed                     (362,989)                 (688,631)
Total capital share activity        316,728                   (198,998)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A  - Significant Accounting Policies

General: The Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. The operations of each series are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% for Limited-Term and 3.75% for Long-Term.

On July 29, 1997, all outstanding Class MMPshares were converted automatically into Class O shares of the Money Market Portfolio. This transaction was a non-taxable exchange. On August 1, 1997, Class MMP changed its name and was converted to the Institutional Class, with a lower expected expense ratio and a minimum initial investment of $1,000,000.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Options: Long-Term may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Fund hereby designates $61,075 as capital gain dividends paid for Long-Term Portfolio during the taxable year ended December 31, 1997. Of the amount designated, 100% is taxable at the 20% maximum capital gain rate.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B  - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                     First          Next Over
                     $500 Million   $500 Million  $1 Billion
Money Market
  1/1/97-7/31/97     50%           .45%              .40%
  8/1/97-12-31-97   .25%           .20% .            15%
Limited-Term        .60%           .50%              .40%
Long-Term           .60%           .50%              .40%

Due to the conversion of Class MMP to the Institutional Class on August 1, 1997, the fees paid to the Advisor for the Money Market Portfolios Class O and Institutional Class changed as reflected above.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Due to the conversion of Class MMP to the Institutional Class on August 1, 1997, the fee structure changed. Prior to August 1, 1997 the Fund paid, monthly, a pro rata portion of a $200,000 annual fee, which was allocated to all of the Portfolios of the Fund based on their relative net assets. Effective August 1, 1997, Class O and Institutional Class of Money Market pays annual rates of .26% and .05%, respectively, based of their average daily net assets. The remaining portfolios of the Fund pays monthly an annual fee, of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class MMP of Money Market and Long-Term, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Long-Term. Effective August 1, 1997, Class MMP which was converted into the Institutional Class, terminated it Distribution Plan.

The Distributor paid $63,793 in addition to the commissions charged on sales of Limited-Term, and paid $11,250 in addition to the commissions charged on sales of Long-Term.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, is the shareholder servicing agent for the Fund. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C  - Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were:

                           Limited-Term     Long-term
Purchases                  44,325,323       10,011,828
Sales                      49,731,207       7,150,867

Money Market held only short-term investments.

The cost of investments owned at June 30, 1998 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of June 30, 1998 and the net capital loss carryforwards as of December 31, 1997 with expiration dates:

                          Money Market      Limited-Term      Long-Term
Unrealized appreciation    -                1,582,155         3,375,927
Unrealized depreciation    -                9,463             77,727
         Net               -                1,572,692         3,298,200

Capital loss carryforward  -                142,749            -
Expiration dates           -                2002               -

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D  - Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at June 30, 1998.

MONEY MARKET PORTFOLIO
Financial Highlights

                                                 Periods Ended
                                         June 30,     December 31,  December 31,
Class 0 Shares                            1998         1997          1996
Net asset value, beginning                 $1.00         $1.00        $1.00
Income from investment operations
     Net investment income                  .016          .033         .033
Distributions from
     Net investment income                  (.016)        (.033)       (.033)
Net asset value, ending                       $1.00        $1.00        $1.00

Total return*                                 1.66%        3.38%         3.33%
Ratios to average net assets:
     Net investment income                  3.32%(a)       3.32%        3.28%
     Total expenses  +                       .66%(a)       .65%          .65%
     Net expenses                             .64%(a)      .64%          .64%
Net assets, ending (in thousands)           $1,379,336    $1,405,350 $1,550,731
Number of shares outstanding,
     ending (in thousands)                  1,379,221     1,405,404   1,550,724





                                                         Years Ended
                                        December 31, December 31,  December 31,
Class O Shares                           1995         1994          1993
Net asset value, beginning                  $1.00         $1.00        $1.00
Income from investment operations
     Net investment income                  .040          .028         .024
Distributions from
     Net investment income                  (.040)        (.028)       (.024)
Net asset value, ending                      $1.00        $1.00         $1.00

Total return*                                4.02%        2.81%         2.41%
Ratios to average net assets:
     Net investment income                  3.93%         2.75%        2.37%
     Total expenses  +                      .62%          -             -
     Net expenses                           .61%         .62%          .60%
Net assets, ending (in thousands)           $1,740,839    $1,344,595 $1,500,614
Number of shares outstanding,
     ending (in thousands)                  1,740,948     1,344,668   1,500,557

MONEY MARKET PORTFOLIO
Financial Highlights

                                             Periods Ended
                                              June 30,     December 31,
Institutional Class/MMP                      1998         1997
Net asset value, beginning                  $1.00         $1.00
Income from investment operations
     Net investment income                  .018          .031
Distributions from
     Net investment income                  (.018)        (.031)
Net asset value, ending                     $1.00        $1.00

Total return*                                1.82%        3.12%
Ratios to average net assets:
     Net investment income                  3.73%(a)      3.37%
     Total expenses  +                      .31%(a)      .63%
     Net expenses                            .29%(a)      .62%
     Expenses reimbursed                       -           (.04%)
Net assets, ending (in thousands)           $322,844      $51,087
Number of shares outstanding,
     ending (in thousands)                  322,812       51,084


                                               Years Ended
                                            December 31, December 31,
Institutional Class/MMP +                   1996          1995^

Net asset value, beginning                  $1.00         $1.00
Income from investment operations
     Net investment income                  .030          .008
Distributions from
     Net investment income                  (.030)        (.008)
Net asset value, ending                       $1.00        $1.00

Total return*                                 2.68%        .79%
Ratios to average net assets:
     Net investment income                   2.65%         3.19%(a)
     Total expenses  +                       1.29%        1.35%(a)
     Net expenses                            1.28%        1.34%(a)
Net assets, ending (in thousands)           $33,160       $41,736
Number of shares outstanding,
     ending (in thousands)                  33,153        41,732

LIMITED-TERM PORTFOLIO
Financial Highlights

     Periods Ended
                                     June 30,     December 31,  December 31,
Class A Shares                         1998         1997          1996
Net asset value, beginning                  $10.70        $10.69       $10.72
Income from investment operations
     Net investment income                  .20           .42          .44
     Net realized and
 unrealized gain (loss)                     (.01)        .01           (.03)
     Total from investment
operations                                 .19          .43           .41
Distributions from
     Net investment income                  (.20)         (.42)        (.44)
Total increase (decrease) in
 net asset value                           (.01)        .01           (.03)
Net asset value, ending                    $10.69       $10.70        $10.69

Total return*                              1.79%        4.07%         3.94%
Ratios to average net assets:
     Net investment income                  3.80%(a)      3.91%        4.12%
     Total expenses  +                     .71%(a)       .70%          .71%
     Net expenses                          .69%(a)       .69%          .70%
Portfolio turnover                           13%          52%           45%
Net assets, ending
 (in thousands)                           $491,999     $490,180      $512,342
Number of shares outstanding,
     ending (in thousands)                  46,008        45,808       47,922


                                                  Years Ended
                                        December 31, December 31,  December 31,
Class A Shares                            1995         1994          1993
Net asset value, beginning                  $10.59        $10.72       $10.68
Income from investment operations
     Net investment income                  .45           .39          .38
     Net realized and
 unrealized gain (loss)                      .13          (.13)         .04
Total from investment
operations                                   .58          .26           .42
Distributions from
     Net investment income                  (.45)         (.39)        (.38)
Total increase (decrease)
 in net asset value                          .13          (.13)         .04
Net asset value, ending                    $10.72       $10.59        $10.72

Total return*                               5.55%        2.42%         4.02%
Ratios to average net assets:
     Net investment income                  4.21%         3.60%        3.59%
     Total expenses  +                        .71%          -             -
     Net expenses                             .70%         .66%          .67%
Portfolio turnover                             33%          27%           14%
Net assets, ending
 (in thousands)                           $457,707     $544,822      $663,305
Number of shares outstanding,
     ending (in thousands)                  42,690        51,424       61,861

LONG-TERM PORTFOLIO
Financial Highlights

                                                  Periods Ended
                                         June 30,     December 31,  December 31,
Class A Shares                            1998         1997          1996
Net asset value, beginning                  $17.28        $16.81       $17.31
Income from investment operations
     Net investment income                  .39           .87          .93
     Net realized and
 unrealized gain (loss)                    (.09)         .50           (.46)
Total from investment
operations                                  .30          1.37          .47
Distributions from
     Net investment income                  (.40)        (.87)        (.95)
     Net realized gains                     (.09)        (.03)         (.02)
     Total distributions                    (.49)        (.90)         (.97)
Total increase (decrease)
 in net asset value                         (.19)        .47           (.50)
Net asset value, ending                     $17.09       $17.28        $16.81

Total return *                              1.75%        8.41%         2.89%
Ratios to average net assets:
     Net investment income                  4.64%(a)      5.16%        5.50%
     Total expenses  +                       .88%(a)      .87%          .89%
     Net expenses                            .85%(a)      .85%          .86%
Portfolio turnover                              15%          41%           41%
Net assets, ending
 (in thousands)                             $55,839      $50,966       $52,945
Number of shares outstanding,
     ending (in thousands)                  3,267         2,950        3,149

                                                         Years Ended
                                        December 31, December 31,  December 31,
Class A Shares                             1995         1994          1993
Net asset value, beginning                  $15.83        $17.15       $16.32
Income from investment operations
     Net investment income                  .95           .93          .94
     Net realized and
 unrealized gain (loss)                    1.53         (1.33)        .83
Total from investments                      2.48         (.40)         1.77
Distributions from
     Net investment income                  (.91)         (.92)        (.94)
     Net realized gains                     (.09)         -             -
Total distributions                        (1.00)       (.92)         (.94)
Total increase (decrease)
 in net asset value                         1.48         (1.32)        .83
Net asset value, ending                    $17.31       $15.83        $17.15

Total return *                              16.05%       (2.30%)       11.12%
Ratios to average net assets:
     Net investment income                  5.71%         5.73%        5.59%
     Total expenses  +                       .87%          -             -
     Net expenses                            .85%         .81%          .78%
Portfolio turnover                            58%          98%           97%
Net assets, ending
 (in thousands)                           $57,359      $47,267       $55,204
Number of shares outstanding,
     ending (in thousands)                  3,314         2,985        3,219


a)       Annualized
* Total return does not reflect deduction of Class A front-end sales charge.
 + Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

^        From October 2, 1995 inception.
#        From March 1, 1994 inception.
+ On August 1, 1997, ClassMMP changed its name and was converted to the Institutional Class, with a lower expected expense ratio. See notes to financial statements.

Calvert
Tax-Free
Reserves


This report is intended to provide fund
information to
shareholders. It is not authorized for
distribution to
prospective investors unless preceded or accompanied by a prospectus.

         printed on
         recycled paper
         using soy-
         based inks


To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDDfor Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Managed Growth Portfolio

Municipal Funds

CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund